Supplementary Financial Statements Information (Details) - Schedule of other current assets - Other Current Assets [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Supplementary Financial Statements Information (Details) - Schedule of other current assets [Line Items]
Prepaid expenses	$ 1,019	$ 1,715
Advance to suppliers	2,821	2,338
Deposit	287	1,335
Business advance to employee		1,444
Other receivables	1,701	1,033
Total other current assets	$ 5,828	$ 7,865